COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2024
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of Total Comprehensive Loss

Total Comprehensive Loss for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	Years ended December 31,
	2024	2023	2022
	(in thousands)
Net loss	$(4,368)	$(3,851)	$(5,002)
Other comprehensive loss
Net Change in Foreign currency translation	(1,906)	(2,527)	(6,495)
Total comprehensive loss	$(6,274)	$(6,378)	$(11,497)